Company Background (Details Narrative) (USD $)	0 Months Ended		12 Months Ended		1 Months Ended
	Feb. 07, 2014	Jan. 03, 2014	Dec. 31, 2014	Dec. 31, 2013	May 31, 2006	May 31, 2013	Dec. 31, 2009	Dec. 31, 2008
Ownership interest						100.00%
Proceeds from issuance of common stock and warrants	$ 3,923,100
Issuance of common shares for cash, Shares	6,276,960
Warrants issued	6,276,960	3,321,600
Warrants term	5 years	5 years		5 years
Warrant exercise price per share	$ 0.625	$ 0.625		$ 0.625
Outstanding principal amount of notes payable		2,076,000		8,489,036
Outstanding principal notes repaid in full							500,000	55,000
Shares of Common Stock issued upon conversion of notes payable	3,353,437	3,353,437		14,446,777
Warrants issued upon conversion of notes payable (issued Jan. 03, 2014)		3,321,600		14,446,777
Stock options cancelled	15,290,486
Exercise price of cancelled option	$ 0.07
Stock options issued in substitution of cancelled options	6,889,555
Stock options issued in substitution of cancelled options, price per share	$ 0.155
Additional stock options issued purchase number of common stock	20,867,266
Additional stock options issued purchase number of common stock, price per share	$ 0.625
Net losses			16,994,625	4,361,165
Common Stock [Member]
Issuance of common stock, shares			6,276,960		9,447,100
Net losses
Preferred Series C [Member]
Issuance of preferred stock					13,859,324
Preferred Series A [Member]
Issuance of preferred stock					14,440,920
Preferred Series B [Member]
Issuance of preferred stock					11,113,544
Preferred Series C [Member]
Issuance of preferred stock issued additional					704,225